Taxation - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jan. 31, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Favorable statutory tax rate		25.00%
Undistributed earnings of foreign subsidiaries			$ 12,568,000	$ 19,883,000
Foreign withholding taxes			1,257,000	$ 1,988,000
Tax Credit Carryforward, Amount	[1]		$ 10,314,000
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate			25.00%
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Income tax holiday description			Computer was further exempted from EIT for two years commencing from its first year of profitable operation after offsetting prior years tax losses, followed by a 50% reduction for the next three years (2-year Exemption and 3-year 50% Reduction).	Computer was further exempted from EIT for two years commencing from its first year of profitable operation after offsetting prior years tax losses, followed by a 50% reduction for the next three years (2-year Exemption and 3-year 50% Reduction).	Computer was further exempted from EIT for two years commencing from its first year of profitable operation after offsetting prior years tax losses, followed by a 50% reduction for the next three years (2-year Exemption and 3-year 50% Reduction).
Xunlei Computer [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Deduction, Research And Development, Percent			50.00%	50.00%	50.00%

[1]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows